Schedule of Investments (unaudited) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.0%

Argentina — 5.3%
Banco Macro SA — ADR	3,072	$140,575
Grupo Financiero Galicia SA — ADR	15,433	393,850
YPF SA — ADR	33,786	473,342

		1,007,767

Brazil — 2.2%
BRF SA — ADR(a)	70,017	407,499

Canada — 1.4%
Eldorado Gold Corp.(a)	56,145	259,224

China — 25.2%
Baidu, Inc. — ADR(a)	3,987	657,257
Bank of China Ltd., Class H	1,683,000	764,873
Baozun, Inc., ADR(a)	9,187	381,628
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	140,800	440,352
China Eastern Airlines Corp. Ltd., Class H	642,000	455,579
China Overseas Land & Investment Ltd.	102,000	388,162
China Pacific Insurance Group Co. Ltd., Class H	46,200	181,531
China Unicom Hong Kong Ltd.	152,000	193,530
Industrial & Commercial Bank of China Ltd., Class H	643,000	472,209
Kunlun Energy Co. Ltd.	122,000	127,440
PetroChina Co. Ltd., ADR	4,114	269,179
PetroChina Co. Ltd., Class H	76,000	49,751
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	605,890	403,427

		4,784,918

Greece — 4.0%
Alpha Bank AE(a)	242,439	336,410
National Bank of Greece SA(a)	245,438	429,290

		765,700

Hong Kong — 6.0%
China Resources Power Holdings Co. Ltd.	174,000	261,695
Health & Happiness H&H International Holdings Ltd.(a)	6,500	40,780
SJM Holdings Ltd.	337,000	385,245
Wynn Macau Ltd.	192,800	455,326

		1,143,046

Security	Shares	Value

Indonesia — 3.6%
Astra International Tbk PT	1,322,100	$678,868

Israel — 2.2%
Israel Chemicals Ltd.	78,068	407,902

Italy — 1.0%
Prada SpA	61,800	184,222

Malaysia — 3.2%
Sapura Energy Bhd(a)	3,922,000	321,060
Telekom Malaysia Bhd	368,600	289,389

		610,449

Mexico — 5.7%
Cemex SAB de CV — ADR(a)	27,478	127,498
Fresnillo PLC	18,684	211,744
Grupo Financiero Banorte SAB de CV, Series O	71,696	389,835
Grupo Televisa SAB — ADR	30,934	342,130

		1,071,207

Peru — 2.1%
Southern Copper Corp.	10,136	402,196

Poland — 4.2%
Alior Bank SA(a)	24,364	379,598
KGHM Polska Miedz SA(a)	15,185	423,319

		802,917

Russia — 7.2%
Gazprom PJSC — ADR	60,491	273,282
Magnit PJSC	4,480	248,564
Sberbank of Russia PJSC — ADR	37,697	500,450
VTB Bank PJSC	246,545,860	133,916
VTB Bank PJSC, — GDR	186,441	212,916

		1,369,128

South Africa — 0.0%
Old Mutual Ltd.	2,918	4,293

South Korea — 8.1%
Hyundai Motor Co.	494	52,086
NCSoft Corp.	801	350,185
Pan Ocean Co. Ltd.(a)	71,450	259,337
Samsung Electronics Co. Ltd.	21,922	864,668

		1,526,276

Taiwan — 6.2%
FLEXium Interconnect, Inc.	36,000	108,728
Hon Hai Precision Industry Co. Ltd.	175,000	418,235
Nanya Technology Corp.	182,000	363,984
Silicon Motion Technology Corp. — ADR	7,321	290,204

		1,181,151

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 2.0%
Total Access Communication PCL — NVDR	226,200	$377,973

Turkey — 1.3%
Turk Hava Yollari AO(a)	105,934	246,468

United Arab Emirates — 3.1%
Emaar Properties PJSC	465,883	596,112

Total Common Stocks — 94.0% (Cost — $17,264,971)		17,827,316

Preferred Stocks — 2.6%

Brazil — 2.1%
Itau Unibanco Holding SA, Preference Shares — ADR, 0.00%	45,097	397,304

Security	Shares	Value

South Korea — 0.5%
Hyundai Motor Co., Preference Shares, 0.00%	1,587	$96,873

Total Preferred Stocks — 2.6% (Cost — $539,553)		494,177

Total Long-Term Investments — 96.6% (Cost — $17,804,524)		18,321,493

Short-Term Securities — 8.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(b)(c)	1,628,703	1,628,703

Total Short-Term Securities — 8.6% (Cost — $1,628,703)		1,628,703

Total Investments — 105.2% (Cost — $19,433,227)		19,950,196

Liabilities in Excess of Other Assets — (5.2)%		(983,512)

Net Assets — 100.0%		$18,966,684

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	471,061	1,157,642	(b)	—	1,628,703	$1,628,703	$5,952	$—	$—
iShares MSCI South Korea ETF	5,061	—		(5,061)	—	—	—	(73,658)	78,207

						$1,628,703	$5,952	$(73,658)	$78,207

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Portfolio Abbreviations

ADR — American Depositary Receipts

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Credit Suisse International	11/04/19 - 02/08/23	$772,260	$107,826	(b)	$880,428	15.4%
	Deutsche Bank AG	02/17/23 - 02/20/23	(1,063,457)	13,943	(c)	(1,049,675)	5.6
	HSBC Bank PLC	02/10/23 - 02/13/23	145,044	(288,202	)(d)	(142,998)	37.2

			$(146,153)	$(166,433)		$(312,245)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-1700 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE LIBOR USD 1 Month

ICE LIBOR USD 1 Week

United States Overnight Bank Funding Rate

(b)	Amount includes $(342) of net dividends and financing fees.
(c)	Amount includes $161 of net dividends and financing fees.
(d)	Amount includes $(160) of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of March 31, 2019 expiration dates 11/04/19 - 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

China
SJM Holdings Ltd.	173,000	$197,767	22.5%

Greece
Alpha Bank AE	20,934	29,048	3.3

Hong Kong
China Unicom Hong Kong Ltd.	66,000	84,033	9.5

Mexico
Cemex SAB de CV — ADR	96,728	448,818	51.0

South Korea
Samsung Electronics Co. Ltd.	3,767	148,582	16.9

Taiwan
Flexium Interconnect, Inc.	95,000	286,921	32.6

Thailand
Thai Beverage PCL	723,800	451,695	51.3

United Arab Emirates
NMC Health PLC	8,521	254,100	28.8

Total Reference Entity — Long		1,900,964

Reference Entity — Short

Malaysia
IHH Healthcare Bhd	(4,900)	(6,938)	(0.8)

Philippines
BDO Unibank, Inc.	(69,921)	(178,469)	(20.3)

Qatar
Commercial Bank PQSC	(6,777)	(83,691)	(9.5)

South Korea
Celltrion Inc.	(12)	(1,919)	(0.2)

Turkey
BIM Birlesik Magazalar AS	(22,552)	(308,217)	(35.0)

United Kingdom
MMC Norilsk Nickel PJSC — ADR	(20,895)	(441,302)	(50.1)

Total Reference Entity — Short		(1,020,536)

Net Value of Reference Entity — Credit Suisse International		$880,428

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of March 31, 2019 expiration dates 02/17/23 -02/20/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Malaysia
IHH Healthcare Bhd	(287,900)	$(407,619)	38.8%

Russia
Alrosa PJSC	(245,715)	(346,061)	33.0

Thailand
Airports of Thailand PCL	(138,200)	(295,995)	28.2

Total Reference Entity — Short		(1,049,675)

Net Value of Reference Entity — Deutsche Bank AG		$(1,049,675)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of March 31, 2019 expiration dates 02/10/23 - 02/13/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
OI SA	1,017,196	$394,892	(276.1)%

China
Bank of China Ltd.	400,000	181,788	(127.1)

Hong Kong
China Pacific Insurance Group Co. Ltd., Class H	85,200	334,771	(234.1)

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	631,623	454,300	(317.7)

Malaysia
Sapura Energy Bhd.	894,300	73,208	(51.2)

Poland
KGHM Polska Miedz SA	3,081	85,890	(60.1)
PGE Polska Grupa Energetyczna SA	144,178	373,525	(261.2)

		459,415

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund

	Shares	Value	% of Basket Value

Russia
Gazprom PJSC — ADR	30,398	$137,330	(96.0)%

Taiwan
Yageo Corp.	33,000	347,720	(243.2)

United Kingdom
Prudential PLC	32,464	650,756	(455.1)

United States
Ctrip.com International Ltd. — ADR	10,029	438,167	(306.4)

Total Reference Entity — Long		3,472,347

Reference Entity — Short

Brazil
StoneCo. Ltd.	(12,645)	(519,836)	363.5

China
AIA Group Ltd.	(30,800)	(307,993)	215.4

France
Kering SA	(637)	(365,385)	255.5

Hungary
OTP Bank PLC	(8,184)	(360,798)	252.3

Philippines
Ayala Land, Inc.	(356,400)	(304,962)	213.3
BDO Unibank, Inc.	(14,470)	(36,934)	25.8

		(341,896)

	Shares	Value	% of Basket Value

Qatar
Commercial Bank PQSC	(18,424)	$(227,525)	159.1%

Saudi Arabia
National Commercial Bank	(22,826)	(334,141)	233.7

Turkey
Turkiye Garanti Bankasi AS	(275,941)	(415,116)	290.3

United Arab Emirates
Airports of Thailand PCL	(8,500)	(18,205)	12.7
IHH Healthcare Bhd	(28,000)	(39,644)	27.7

		(57,849)

United States
ICICI Bank Ltd. — ADR	(28,780)	(329,819)	230.6
Pinduoduo, Inc. — ADR	(14,314)	(354,987)	248.3

		(684,806)

Total Reference Entity — Short		(3,615,345)

Net Value of Reference Entity — HSBC Bank PLC		$(142,998)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$1,007,767	$—	$—	$1,007,767
Brazil	407,499	—	—	407,499
Canada	259,224	—	—	259,224
China	1,308,066	3,476,852	—	4,784,918
Greece	—	765,700	—	765,700
Hong Kong	—	1,143,046	—	1,143,046
Indonesia	—	678,868	—	678,868
Israel	—	407,902	—	407,902
Italy	—	184,222	—	184,222
Malaysia	—	610,449	—	610,449
Mexico	859,463	211,744	—	1,071,207
Peru	402,196	—	—	402,196
Poland	—	802,917	—	802,917
Russia	212,916	1,156,212	—	1,369,128
South Africa	—	4,293	—	4,293
South Korea	—	1,526,276	—	1,526,276
Taiwan	290,204	890,947	—	1,181,151
Thailand	—	377,973	—	377,973
Turkey	—	246,468	—	246,468
United Arab Emirates	—	596,112	—	596,112
Preferred Stocks	397,304	96,873	—	494,177
Short-Term Securities	1,628,703	—	—	1,628,703

	$6,773,342	$13,176,854	$—	$19,950,196

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$121,769	$—	$121,769
Liabilities:
Equity contracts	—	(288,202)	—	(288,202)

	$—	$(166,433)	$—	$(166,433)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

7